Subsequent events	12 Months Ended
Oct. 31, 2023
Subsequent events
Subsequent events

30. Subsequent events

During the year 2023, the Company has re-negotiated its convertible debenture (Note 16). On November 8, 2023, the Company repaid $5,025 by issuing 2,491,345 common shares. On December 30, 2023, the company made a cash payment of $2,792. The remaining balance of $1,041 will be repaid on July 1, 2024.